Nature Of Operations	12 Months Ended
Dec. 31, 2010
Nature Of Operations
Nature Of Operations

1. NATURE OF OPERATIONS

MEMC is a global leader in the development, manufacture, and sale of silicon wafers, and with the acquisition of SunEdison in 2009, a major developer and seller of photovoltaic energy solutions. MEMC is organized by end market, with three business segments: Semiconductor Materials, Solar Materials, and Solar Energy. Semiconductor Materials provides silicon wafers ranging from 100 millimeter (4 inch) to 300 millimeter (12 inch) as the base material for semiconductor devices. Solar Materials sells silicon wafers, primarily 156 millimeter, for solar applications. Depending on market conditions, MEMC may also sell intermediate silicon products such as polysilicon and silane to solar cell manufacturers, flat panel display producers, or other markets. MEMC's Solar Energy segment (SunEdison) designs, develops, installs, finances and monitors solar energy systems and the sale of solar generated electricity. Through SunEdison, MEMC is one of the world's leading developers of solar energy projects and, we believe, one of the most geographically diverse. MEMC's technology leadership in silicon and downstream solar are enabling the company to expand its customer base and lower costs throughout the silicon supply chain.

Prior to the SunEdison acquisition, we were engaged in one reportable segment—the design, manufacture and sale of silicon wafers. With the acquisition of SunEdison, we engaged in two reportable segments. Effective January 1, 2010, we reorganized our historical materials business operations into two separate businesses, and we are now engaged in three reportable segments: Semiconductor Materials, Solar Materials (both of which include the historical operations of MEMC) and Solar Energy (consists solely of SunEdison).

On July 1, 2010, we completed the acquisition of privately held Solaicx. MEMC acquired all of the voting equity of Solaicx for a GAAP purchase price of approximately $101.7 million, including cash and additional contingent consideration. As a result of the acquisition, Solaicx became a wholly owned subsidiary of MEMC.